CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONVERTIBLE DEBT

NOTE 6 – CONVERTIBLE DEBT

Securities Purchase Agreements

(i) On July 31, 2007, the Company entered into the Securities Purchase Agreement (the "July 07 Purchase Agreement") with Vicis, pursuant to which Vicis purchased the Company’s Secured Convertible Promissory Note in aggregate principal amount of $7,500,000 (the “July 07 Note”). The July 07 Note had a term of three years and was scheduled to become due on July 31, 2010. The outstanding principal amount of the July 07 Note was convertible at the option of the holder into shares of the Company’s common stock (the “Common Stock”) at an initial conversion price of $7.50 per share, subject to certain adjustments. The conversion price was adjusted to $1.50 in connection with the various Agreements discussed below.  Amounts owing under the July 07 Note were secured by substantially all of the assets of the Company. In January 2010, the July 07 Note was converted into 5,000,000 shares of Common Stock.

 (ii) On November 1, 2007, the Company entered into a Securities Purchase Agreement (the "November 07 Purchase Agreement") with Vicis pursuant to which Vicis purchased the Company’s Secured Convertible Promissory Note in the principal amount of $2,500,000 (the “November 07 Note”). The November 07 Note had a term of three years and was scheduled to become due on November 1, 2010. The outstanding principal amount of the November 07 Note was convertible at the option of the holder into shares of Common Stock at an initial conversion price of $4.50 per share. In connection with the Debenture Amendment Agreement discussed below, the conversion price was adjusted to $1.50 per share. Amounts owing under the November 07 Note were secured by substantially all of the assets of the Company. In January 2010, the November 07 Note was converted into 1,666,667 shares of Common Stock.

(iii) On January 15, 2008, the Company entered into a Securities Purchase Agreement (the "January 2008 Purchase Agreement") with Vicis pursuant to which Vicis purchased the Company’s Secured Convertible Promissory Note in the principal amount of $2,500,000 (the “January 08 Note”; together with the November 07 Note and the July 07 Note, the “Notes”). The January 08 Note had a term of three years and was scheduled to become due on January 15, 2011. The outstanding principal amount of the January 08 Note was convertible at the option of the holder into shares of Common Stock at an initial conversion price of $3.50 per share. In connection with the Debenture Amendment Agreement discussed below, the conversion price was adjusted to $1.50 per share. Amounts owing under the January 08 Note were secured by substantially all of the assets of the Company. In August 2009, the January 08 Note was converted into 1,666,667 shares of Common Stock.

The Company determined and adjusted the amount of accrued interest owed to Vicis after the notes were converted as discussed above. For the year ended December 31, 2010, the Company recorded a gain on the conversion of the debentures totaling approximately $252,000. Such gain represents the reversal of accrued interest recorded in previous periods.

At December 31, 2010 and 2011, accrued interest owed to Vicis amounted to $244,262 and $0, respectively. See Note 5.

Debt Modification

On November 21, 2008, the Company and Vicis entered into a Debenture Amendment Agreement (the “Debenture Amendment Agreement”), pursuant to which Vicis invested in the Company an additional $8 million. In consideration of the investment, the Company reduced the conversion price on the Notes referred to above to $1.50 per share. The parties also agreed that in the event that on the trading day immediately preceding June 1, 2009, the closing per share price of the Common Stock was less than $10.00, then the per share conversion price with respect to any amount then outstanding under the Notes would automatically be further adjusted to $1.00.  The price of the Common Stock was greater than $10.00 on the trading day immediately preceding June 1, 2009, and therefore no further adjustment of the conversion price was effected.

The fair value of the Convertible Promissory Notes was determined utilizing Level 3 inputs. The fair value of the Convertible Promissory Notes was calculated utilizing the fully diluted market value of the invested capital of the Company immediately before and after the date of the debt modification. The fair value was determined to be the face value of the Convertible Promissory Notes at the date of the debt modification.

For financial reporting purposes, the Company recorded an initial discount of $12,500,000, based upon a conversion price of $1.00 to reflect the beneficial conversion feature related to the Debenture Modification Agreement. The discount was being amortized to the date of maturity of the various Convertible Promissory Notes unless converted earlier. On June 1, 2009, the beneficial conversion feature was re-measured based on the final conversion price being set at $1.50. This resulted in a reduction in the initial value of the beneficial conversion feature of $8,333,333 and a like reduction to additional paid-in capital.

Interest incurred on the Notes amounted to $614,827, $28,296 and $0 for the years ended December 31, 2009, 2010 and 2011, respectively.

On June 30, 2009, the Company agreed to modify the terms of the expiring Class A warrants. Under the new terms, the warrants were exercisable through August 31, 2009 and the exercise prices were reduced from $20.00 to $15.00 per share. The resulting charge due to the modification was approximately $1.1 million and is reflected in interest expense in the year ended December 31, 2009. As a result of the debt conversions of the July 07 Note and the January 08 Note in January 2010, the unamortized debt discounts totaling $183,609 were charged to interest expense in fiscal 2010.  Amortization of the discounts related to the convertible notes above totaled approximately $3.2 million,  $183,609 and $0 for the years ended December 31, 2009, 2010 and 2011, respectively.